Investment Contract Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Investment Contract Liabilities
Note 7    Investment Contract Liabilities
Investment contract liabilities are contractual obligations that do not contain significant insurance risk. Those contracts are measured either at fair value or at amortized cost.
(a) Investment contract liabilities measured at fair value
Investment contract liabilities measured at fair value include certain investment savings and pension products sold primarily in Hong Kong and mainland China. The following table presents the movement in investment contract liabilities measured at fair value.

For the years ended December 31,	2020	2019
Balance, January 1	$789	$782
New policies	180	66
Changes in market conditions	90	62
Redemptions, surrenders and maturities	(108)	(86)
Impact of changes in foreign exchange rates	(19)	(35)
Balance, December 31	$932	$789
(b) Investment contract liabilities measured at amortized cost
Investment contract liabilities measured at amortized cost include several fixed annuity products sold in the U.S. and

Canada that provide guaranteed income payments for a contractually determined period and are not contingent on survivorship.
The following table presents carrying and fair values of investment contract liabilities measured at amortized cost.

	2020		2019
As at December 31,	Amortized cost, gross of reinsurance ceded (1)	Fair value	Amortized cost, gross of reinsurance ceded (1)	Fair value
U.S. fixed annuity products	$1,361	$1,680	$1,248	$1,482
Canadian fixed annuity products	995	1,086	1,067	1,158
Investment contract liabilities	$2,356	$2,766	$2,315	$2,640

(1)
As at December 31, 2020, investment contract liabilities with carrying value and fair value of $67 and $76, respectively (2019 – $93 and $103, respectively), were reinsured by the Company. The net carrying value and fair value of investment contract liabilities were $2,289 and $2,690 (2019 – $2,222 and $2,537), respectively.

The changes in investment contract liabilities measured at amortized cost was a result of the following business activities.

For the years ended December 31,	2020	2019
Balance, January 1	$2,315	$2,483
Policy deposits	202	2
Interest	61	62
Withdrawals	(194)	(182)
Fees	(1)	(3)
Other	–	17
Impact of changes in foreign exchange rates	(27)	(64)
Balance, December 31	$2,356	$2,315
Carrying value of fixed annuity products is amortized at a rate that exactly discounts the projected actual cash flows to the net carrying amount of the liability at the date of issue.
Fair value of fixed annuity products is determined by projecting cash flows according to the contract terms and discounting the cash flows at current market rates adjusted for the Company’s own credit standing. As at December 31, 2020 and 2019, fair value of
all investment contract
liabilities was determined using
 Level 2
valuation techniques
.
(c) Investment contracts contractual obligations
As at December 31, 2020, the Company’s contractual obligations and commitments relating to the investment contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Investment contract liabilities (1)	$297	$514	$520	$4,220	$5,551

(1)	Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.